INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Raw materials	€ 85,155	€ 74,053
Semi-finished goods	91,119	84,576
Finished goods	243,777	232,435
Current inventories	420,051	391,064
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	182,539
Provision	(43,561)
Use and other changes	(65,417)
Provisions, ending balance	165,572	182,539
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	73,426	66,989
Provision	14,512	11,062	€ 10,140
Use and other changes	(4,265)	(4,625)
Provisions, ending balance	€ 83,673	€ 73,426	€ 66,989